Share-Based Compensation - Schedule of Share-based Compensation Expense (Detail) $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($)
Share-Based Payment Arrangement, Additional Disclosure [Abstract]
Compensation expense (pre-tax)	$ 24
Income tax benefits	(8)
Compensation expense (after-tax)	16
Unrecognized compensation expense	212
Cash received from stock options exercised	18
Intrinsic value of stock options exercised and RSU/PSUs vested	$ 48